Advances For Vessels Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

	2012	2013
Pre-delivery installments	324,329	896,825
Capitalized interest and finance costs	8,053	15,898
Other capitalized costs	7,170	17,260
Transferred to Vessels, net	-	(689,112)
Total	339,552	240,871